SHORT-TERM BORROWING (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Mar. 11, 2022 CNY (¥)	Jan. 07, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 10, 2021 CNY (¥)
Short-term borrowings		¥ 29,070	$ 4,340			¥ 10,103
Bank of Huaxia
Line of credit	¥ 30,000	63,798
Term of line of credit (in years)	3 years
Ambow Shida.
Short-term borrowings				¥ 9,070	¥ 10,000		¥ 10,000
Interest rate (as a percent)				4.35%	4.35%		4.35%
Ambow Shida. | Bank of Huaxia
Short-term borrowings		¥ 29,070